Earnings per Common Share (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings (Loss) per Common Share
Weighted average shares outstanding - basic	89,709			83,490						89,708	83,489	84,382	58,754	56,499
Effect of potentially dilutive securities (in shares)	860			6,804						868	6,636	5,949
Weighted average shares outstanding - diluted	90,569			90,294						90,576	90,125	90,331	58,754	56,499
Basic earnings (loss) per common share (in dollars per share)	$ 0.30	$ 0.34	$ 0.45	$ 0.25	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 0.56	$ 0.64	$ 1.43	$ (0.10)	$ (0.12)
Diluted earnings (loss) per common share (in dollars per share)	$ 0.30	$ 0.34	$ 0.43	$ 0.24	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 0.56	$ 0.61	$ 1.40	$ (0.10)	$ (0.12)
Basic earnings per share:
Income applicable to Hilltop common stockholders	$ 26,944			$ 20,827						$ 50,579	$ 53,018	$ 120,343	$ (5,851)	$ (6,531)
Diluted earnings per share:
Income applicable to Hilltop common stockholders	27,085			21,996						50,845	55,418	126,074	(5,851)	(6,531)
Add: interest expense on senior exchangeable notes (net of tax)				1,053							2,105	5,059
Common Stock
Basic earnings per share:
Income applicable to Hilltop common stockholders	27,085			20,943						50,845	53,313	121,015	(5,851)	(6,531)
Diluted earnings per share:
Income applicable to Hilltop common stockholders	27,085			20,943						50,845	53,313	121,015	(5,851)	(6,531)
Restricted Stock
Basic earnings per share:
Less: income applicable to participating shares	$ (141)			$ (116)						$ (266)	$ (295)	$ (672)